Other operating expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other operating expenses
29.	Other operating expenses

	NOTE	2018	2017	2016
		(Thousands of yen)
Loss on disposals of property, plant and equipment		5,278	19,008	10,448
Impairment losses	12,13	1,291,844	22,449	29,714
Changes in assets retirement obligations		—	10,088	6,210
Cost of onerous lease contracts	21	766,801	—	—
Others	(i)	50,654	28,529	18,978

Total		2,114,577	80,074	65,350

(i)	“Others” include such miscellaneous losses as penalty from cancelation of lease agreements, cash resister shortage at restaurants, loss from theft of cash at restaurants.